Statutory reserves and restricted net assets - Condensed statements of cash flows of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statutory reserves and restricted net assets
Net cash provided by (used in) operating activities	¥ 9,361,949	$ 1,434,781	¥ 112,626	¥ 3,216,797
Net cash used in investing activities	(14,977,618)	(2,295,420)	(3,873,722)	2,609,149
Net cash provided by financing activities	25,406,250	3,893,678	23,026,396	(1,282,408)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,183,682)	(334,664)	(94,922)	416
Net increase in cash, cash equivalents and restricted cash	17,606,899	2,698,375	19,170,378	4,543,954
Total	31,930,576	4,893,575	12,760,198	8,216,244
Total	49,537,475	$ 7,591,950	31,930,576	12,760,198
Parent
Statutory reserves and restricted net assets
Net cash provided by (used in) operating activities	(72,175)		9,224	15
Net cash used in investing activities	(42,674,498)		(15,719,863)	(68,895)
Net cash provided by financing activities	34,151,607		25,763,789	2,584,907
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(668,623)		(43,253)	(650)
Net increase in cash, cash equivalents and restricted cash	(9,263,689)		10,009,897	2,515,377
Total	12,525,274		2,515,377
Total	¥ 3,261,585		¥ 12,525,274	¥ 2,515,377